Taxes (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets taxes losses carryforward	$ 5,516	$ 5,704
Deferred tax liabilities taxes losses carryforward
Deferred tax assets	8,244	9,565	$ 10,770
Deferred tax liabilities	(445)	(870)	$ (1,413)
Asset Retirement Obligations And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,829	4,165
Deferred tax liabilities	(509)	(807)
Fair Value Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	932	735
Employee Post Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	368	478
Provision For Litigation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	327	306
Fair Value Of Property Plant And Equipment In Business Combination [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(1,695)	(2,034)
Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(462)	(575)
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	494	723
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	10,466	12,111
Deferred tax liabilities	$ (2,666)	$ (3,416)